UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06325

BNY Mellon Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2020

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Midcap Index Fund, Inc.

SEMIANNUAL REPORT April 30, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R  M O R E  I N F O R M AT I O N

Back Cover

BNY Mellon Midcap Index Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Midcap Index Fund, Inc., covering the six-month period from November 1, 2019 through April 30, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well over the last several months of 2019. Accommodative policies from the U.S. Federal Reserve (the “Fed”), paired with healthy U.S. consumer spending, helped support valuations. Despite periodic investor concern regarding trade relations with China and global growth rates, the rally continued through the end of the calendar year, supported in part by a December announcement that the first phase of a trade deal with China was in process. U.S. equity markets reached new highs during the final months of 2019. However, the euphoria was short-lived, as concerns over the spread of COVID-19 and widespread quarantine roiled markets during the first several months of 2020; stocks posted historic losses in March 2020 but regained some ground in April.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. As stocks rallied in November and December 2019, Treasury bond prices declined, and rates across much of the yield curve rose until early in 2020, when the threat posed by COVID-19 began to emerge. A flight to quality ensued, and rates fell significantly. March 2020 brought high volatility and risk-asset spread widened. The Fed cut rates twice in March, and the government launched a large stimulus package. In April 2020, bond prices began to recover some of their prior losses.

The near-term outlook for the U.S. will be challenging, as the country continues to face COVID-19. However, we believe that once the economic effects have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.

May 15, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2019 through April 30, 2020, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA and Richard A. Brown, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2020, BNY Mellon Midcap Index Fund, Inc. Investor shares returned -15.24%, and its Class I shares produced a total return of -15.16%.1 In comparison, the S&P MidCap 400® Index (the “Index”), the fund’s benchmark, produced a total return of -15.02% for the same period.2,3

Mid-cap stocks fell during the reporting period, due largely to volatility brought on by the spread of COVID-19. The difference in returns between the fund and the Index during the reporting period was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the Index. To pursue its goal, the fund generally is fully invested in stocks included in the Index and in futures whose performance is tied to the Index. The fund generally invests in all 400 stocks in the Index, in proportion to their weighting in the Index.

The Index is an unmanaged index of 400 common stocks of medium-sized companies. S&P weights each company’s stock in the Index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the Index generally have market capitalizations ranging between approximately $2.4 billion and $8.2 billion, to the extent consistent with market conditions.

Geopolitics, Pandemic and Central Banks Influence Markets

Equity markets were affected by an array of geopolitical developments in late 2019, ranging from civil protests in Hong Kong to an impeachment inquiry against the U.S. president and the Brexit saga in the U.K. The continuing trade tensions between the U.S. and China remained an influencer of investor sentiment and equity market valuations early in the period. Alternating signs of progress and deterioration in the trade dispute occurred, although the year concluded with President Trump indicating that he would sign the first phase of a deal. Investor optimism helped fuel a rally that pushed U.S. equity indices to new record highs in December 2019.

Volatility reentered equity markets in January 2020, due to concerns over the spread of COVID-19 and the resulting economic implications. Although some indices hit new record highs in early February 2020, investor sentiment shifted later in the month, due to increasing

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

COVID-19 cases in the U.S. A sell-off began that accelerated through late March 2020, eliminating gains for many areas of the capital markets, and sending some equity indices into bear market territory. Asset valuations came under additional pressure from the Russia and Saudi Arabia oil conflict, which caused the price of oil to fall precipitously. The U.S. Federal Reserve (the “Fed”) cut the federal funds target rate twice in March 2020, in an effort to support the economy. Large numbers of people were laid off after several states ordered non-essential businesses closed. A landmark $2 trillion-dollar stimulus deal was signed on March 27th, in an effort to provide much needed cash to households and loans to small businesses. Markets stabilized, and many indices gained ground in April 2020.

In this environment, mid-cap stocks produced lower returns than their large-cap counterparts but outperformed small-cap equities.

Financials Stocks Weigh on the Market

In a falling rate environment, financials stocks struggled. Mid-sized banks were particularly hard hit, and several were downgraded during the period. Lower rates generally reduce the profitability of lending products. Insurance companies also came under pressure, as investors speculated over the possible extent of costs associated with COVID-19 claims. As people sheltered in place, real estate securities were also hit. Business, retail and college housing REITs were particularly affected as people stayed home. Within the consumer discretionary sector, hotels, restaurants and leisure, along with specialty retail, were the worst performing industries. People are generally not traveling for business or pleasure and are not currently using hotels. Restaurants are not allowing in-house dining. Consumer spending has shifted online, taking business away from more footfall-dependent, specialty retail businesses, particularly those without strong online presence.

There were spots of resilience within the mid-cap markets. The health care sector posted a positive return and led the Index for the period. Equipment and supplies companies, particularly those that produce diagnostic testing supplies, generally performed well. In addition, injectable medicines companies rose on technology innovation that was rolled out during the period. Remote body systems monitoring companies were able to benefit from an increase in demand, due to the shift to more medical care being provided through online applications. Of course, companies producing antibody tests for COVID-19 also rose during the period. Lastly, beer and pizza companies fared well within the consumer staples sector. The defensive nature of alcohol companies and the deliverability of pizza led to high demand for these products.

Replicating the Performance of the Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that while the spread of COVID-19 and resulting economic implications continue to impact markets and the economy, the U.S. government and Fed remain dedicated to support capital markets and the economy with various fiscal and monetary techniques. As always, we continue to monitor factors that affect the fund’s investments.

May 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P MidCap 400® Index provides investors with a benchmark for midsized companies. The Index measures the performance of midsized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in any index.

3 “Standard & Poor’s®,” “S&P®,” and “S&P MidCap 400®” are registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, endorsed, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The prices of mid-cap company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Midcap Index Fund, Inc. from November 1, 2019 to April 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended April 30, 2020

	Investor Shares	Class I
Expense paid per $1,000†	$2.30	$1.15
Ending value (after expenses)	$847.60	$848.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended April 30, 2020

	Investor Shares	Class I
Expense paid per $1,000†	$2.51	$1.26
Ending value (after expenses)	$1,022.38	$1,023.62

†Expenses are equal to the fund’s annualized expense ratio of .50% for Investor Shares and .25% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 1.5%
Adient	119,533	[a]	1,790,604
Dana	195,147		2,244,191
Delphi Technologies	113,413	[a]	1,132,996
Gentex	340,828		8,261,671
Lear	74,274		7,252,856
The Goodyear Tire & Rubber Company	311,363		2,232,473
Thor Industries	74,819	[b]	4,953,018
Visteon	37,355	[a]	2,252,507
			30,120,316
Banks - 6.8%
Associated Banc-Corp	213,772		3,022,736
BancorpSouth Bank	129,821		2,841,782
Bank of Hawaii	54,143		3,691,470
Bank OZK	162,468		3,675,026
Cathay General Bancorp	101,518		2,834,383
CIT Group	128,112		2,431,566
Commerce Bancshares	139,739	[b]	8,550,629
Cullen/Frost Bankers	76,731	[b]	5,513,890
East West Bancorp	196,127		6,878,174
F.N.B.	436,699		3,532,895
First Financial Bankshares	184,252		5,131,418
First Horizon National	418,323	[b]	3,798,373
Fulton Financial	223,527		2,613,031
Hancock Whitney	116,800		2,442,288
Home BancShares	208,311		3,193,408
International Bancshares	76,927		2,230,114
New York Community Bancorp	629,399		6,835,273
PacWest Bancorp	162,206		3,283,049
Pinnacle Financial Partners	97,536		3,925,824
Prosperity Bancshares	127,167		7,621,118
Signature Bank	72,731		7,795,309
Sterling Bancorp	271,197		3,343,859
Synovus Financial	197,098		4,141,029
TCF Financial	206,874		6,142,089
Texas Capital Bancshares	67,364	[a]	1,871,372
Trustmark	85,961		2,287,422
UMB Financial	58,447		2,971,445
Umpqua Holdings	295,978		3,707,124
United Bankshares	138,592	[b]	4,152,216
Valley National Bancorp	530,850		4,437,906
Washington Federal	106,769		2,855,003

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Banks - 6.8% (continued)
Webster Financial	123,679		3,493,932
Wintrust Financial	76,630		3,210,797
			134,455,950
Capital Goods - 11.1%
Acuity Brands	53,733		4,652,740
AECOM	211,604	[a]	7,672,761
AGCO	84,986		4,490,660
Axon Enterprise	80,553	[a]	5,857,009
Carlisle	76,373		9,238,078
Colfax	113,801	[a,b]	2,934,928
Crane	68,534		3,731,676
Curtiss-Wright	57,566		5,966,716
Donaldson	170,479		7,472,095
Dycom Industries	42,480	[a,b]	1,384,848
EMCOR Group	76,162		4,838,572
EnerSys	57,657		3,366,592
Fluor	188,828	[b]	2,209,288
GATX	47,084	[b]	2,792,081
Generac Holdings	84,267	[a]	8,210,976
Graco	224,783		10,038,809
Hubbell	73,285		9,118,853
ITT	119,028		6,275,156
Kennametal	112,799		2,888,782
Lennox International	47,246		8,819,883
Lincoln Electric Holdings	82,347		6,629,757
MasTec	80,907	[a,b]	2,904,561
Mercury Systems	74,792	[a]	6,668,455
MSC Industrial Direct, Cl. A	61,028		3,639,710
Nordson	68,969		11,097,802
NOW	142,495	[a,b]	879,194
nVent Electric	209,208		3,901,729
Oshkosh	91,643		6,188,652
Owens Corning	146,704		6,361,085
Regal Beloit	55,472		3,939,067
Resideo Technologies	164,267	[a]	842,690
Teledyne Technologies	49,336	[a]	16,067,255
Terex	86,923		1,320,360
The Timken Company	91,081		3,422,824
The Toro Company	143,656		9,166,689
Trex	78,585	[a,b]	7,482,864
Trinity Industries	133,436		2,573,980
Valmont Industries	29,360		3,442,166
Watsco	43,971		7,078,891

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 11.1% (continued)
Woodward	76,453		4,629,994
			220,198,228
Commercial & Professional Services - 2.8%
ASGN	71,931	[a]	3,341,195
Clean Harbors	69,027	[a]	3,688,113
CoreLogic	107,776		4,140,754
Deluxe	57,023		1,606,338
FTI Consulting	50,675	[a]	6,453,968
Healthcare Services Group	100,150	[b]	2,552,824
Herman Miller	80,982		1,825,334
HNI	57,900		1,409,286
Insperity	51,053		2,435,739
KAR Auction Services	175,164	[b]	2,623,957
Manpowergroup	79,502		5,902,228
MSA Safety	48,019		5,403,578
Stericycle	123,682	[a,b]	6,035,682
Tetra Tech	73,610		5,541,361
The Brink's Company	67,221		3,436,338
			56,396,695
Consumer Durables & Apparel - 2.7%
Brunswick	110,600		5,277,832
Carter's	59,869	[b]	4,681,756
Columbia Sportswear	39,009	[b]	2,843,366
Deckers Outdoor	37,960	[a]	5,646,930
Helen of Troy	34,132	[a]	5,607,205
KB Home	116,620		3,060,109
Mattel	470,092	[a,b]	4,099,202
Polaris	77,512		5,497,926
Skechers USA, Cl. A	181,616	[a]	5,117,939
Taylor Morrison Home	177,126	[a]	2,577,183
Tempur Sealy International	61,018	[a]	3,279,718
Toll Brothers	162,322		3,898,974
TRI Pointe Group	187,891	[a]	2,156,989
			53,745,129
Consumer Services - 5.1%
Adtalem Global Education	72,897	[a]	2,315,938
Boyd Gaming	108,349		1,808,345
Brinker International	49,115	[b]	1,143,397
Caesars Entertainment	751,752	[a]	7,261,924
Choice Hotels International	43,008	[b]	3,227,750
Churchill Downs	48,076		4,818,177
Cracker Barrel Old Country Store	32,562	[b]	3,171,539
Domino's Pizza	52,151		18,875,011

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Services - 5.1% (continued)
Dunkin' Brands Group	111,576		7,011,436
Eldorado Resorts	88,388	[a,b]	1,895,039
Graham Holdings, Cl. B	5,914		2,306,519
Grand Canyon Education	64,913	[a]	5,583,816
Jack in the Box	31,898	[b]	1,923,449
Marriott Vacations Worldwide	50,320		4,176,560
Papa John's International	29,766	[b]	2,140,771
Penn National Gaming	145,823	[a,b]	2,598,566
Scientific Games	75,559	[a,b]	952,799
Service Corp. International	246,319		9,049,760
Six Flags Entertainment	106,469		2,130,445
Texas Roadhouse	87,833		4,136,056
The Cheesecake Factory	54,275	[b]	1,209,790
The Wendy's Company	247,936		4,924,009
WW International	61,691	[a]	1,573,737
Wyndham Destinations	121,701		3,111,895
Wyndham Hotels & Resorts	129,036		4,865,948
			102,212,676
Diversified Financials - 3.7%
Affiliated Managers Group	66,345	[b]	4,641,496
Eaton Vance	152,512		5,597,190
Evercore, Cl. A	53,266		2,748,526
FactSet Research Systems	51,318	[b]	14,112,450
Federated Hermes	129,988		2,959,827
FirstCash	57,868		4,157,237
Interactive Brokers Group, Cl. A	104,093	[b]	4,267,813
Janus Henderson Group	209,060	[b]	3,742,174
Jefferies Financial Group	324,280		4,449,122
Legg Mason	110,726		5,517,477
LendingTree	10,262	[a,b]	2,559,035
Navient	226,652		1,727,088
SEI Investments	170,065		8,666,512
SLM	572,231	[b]	4,772,407
Stifel Financial	92,673		4,103,560
			74,021,914
Energy - 1.5%
Antero Midstream	400,438	[b]	1,902,081
Apergy	102,287	[a]	942,063
Cimarex Energy	136,711		3,475,194
CNX Resources	250,133	[a]	2,651,410
EQT	346,896		5,061,213
Equitrans Midstream	278,911	[b]	2,337,274
Matador Resources	145,569	[a,b]	1,024,806

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 1.5% (continued)
Murphy Oil	204,120	[b]	2,420,863
Patterson-UTI Energy	269,623	[b]	994,909
PBF Energy, Cl. A	134,796		1,536,674
Transocean	761,825	[a,b]	975,136
World Fuel Services	87,392		2,184,800
WPX Energy	565,742	[a]	3,467,998
			28,974,421
Food & Staples Retailing - .8%
BJ's Wholesale Club Holdings	165,661	[a,b]	4,358,541
Casey's General Stores	49,547		7,501,911
Sprouts Farmers Market	158,730	[a]	3,298,409
			15,158,861
Food, Beverage & Tobacco - 2.4%
Darling Ingredients	220,477	[a]	4,539,621
Flowers Foods	261,269		5,821,073
Ingredion	89,927		7,302,072
Lancaster Colony	26,822		3,611,046
Pilgrim's Pride	71,729	[a]	1,578,038
Post Holdings	89,546	[a]	8,224,800
Sanderson Farms	26,709	[b]	3,636,163
The Boston Beer Company, Cl. A	12,504	[a,b]	5,833,241
The Hain Celestial Group	109,416	[a]	2,827,309
Tootsie Roll Industries	23,542	[b]	827,030
TreeHouse Foods	76,180	[a]	3,940,791
			48,141,184
Health Care Equipment & Services - 7.4%
Acadia Healthcare	119,856	[a,b]	2,877,743
Allscripts Healthcare Solutions	215,688	[a,b]	1,401,972
Amedisys	43,454	[a]	8,002,489
Avanos Medical	64,722	[a]	2,009,618
Cantel Medical	49,887	[b]	1,845,819
Chemed	21,573		8,986,665
Encompass Health	132,862		8,802,107
Globus Medical, Cl. A	103,701	[a]	4,921,649
Haemonetics	68,276	[a]	7,768,443
HealthEquity	96,132	[a]	5,409,348
Hill-Rom Holdings	89,978		10,121,625
ICU Medical	26,092	[a]	5,722,237
Integra LifeSciences Holdings	96,669	[a]	4,934,952
LHC Group	39,904	[a]	5,187,121
LivaNova	65,029	[a]	3,454,340
Masimo	66,351	[a]	14,193,142
MEDNAX	115,231	[a]	1,673,154

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 7.4% (continued)
Molina Healthcare	84,799	[a]	13,904,492
NuVasive	70,032	[a]	4,263,548
Patterson Companies	115,393	[b]	2,109,384
Penumbra	43,268	[a,b]	7,672,282
Tenet Healthcare	140,642	[a]	2,838,156
West Pharmaceutical Services	99,793		18,886,823
			146,987,109
Household & Personal Products - .4%
Edgewell Personal Care	73,160	[a]	2,019,948
Energizer Holdings	86,436	[b]	3,367,547
Nu Skin Enterprises, Cl. A	76,105		2,223,027
			7,610,522
Insurance - 4.8%
Alleghany	19,400		10,353,974
American Financial Group	100,801		6,677,058
Brighthouse Financial	146,923	[a]	3,777,390
Brown & Brown	315,222		11,319,622
CNO Financial Group	205,891		2,894,827
First American Financial	151,305		6,978,187
Genworth Financial, Cl. A	684,669	[a]	2,485,348
Kemper	85,026		5,715,448
Mercury General	37,175		1,522,688
Old Republic International	387,340		6,178,073
Primerica	56,124		5,831,845
Reinsurance Group of America	84,370		8,831,852
RenaissanceRe Holdings	59,506		8,688,471
RLI	53,693		3,910,461
Selective Insurance Group	80,528		4,036,869
The Hanover Insurance Group	53,447		5,365,010
			94,567,123
Materials - 5.9%
Allegheny Technologies	170,717	[a]	1,282,085
AptarGroup	86,145		9,224,407
Ashland Global Holdings	81,135		5,005,218
Cabot	77,483		2,625,899
Carpenter Technology	64,478		1,429,477
Commercial Metals	161,570		2,575,426
Compass Minerals International	45,306	[b]	2,227,243
Domtar	77,604		1,812,829
Eagle Materials	56,362		3,438,646
Greif, Cl. A	34,723		1,176,762
Ingevity	55,993	[a]	2,907,157
Louisiana-Pacific	160,044		3,200,880

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 5.9% (continued)
Minerals Technologies	47,265		2,081,551
NewMarket	10,010		4,118,514
O-I Glass	217,721		1,794,021
Olin	217,768	[b]	2,907,203
PolyOne	120,996		2,817,997
Reliance Steel & Aluminum	89,807		8,044,911
Royal Gold	88,416		10,833,612
RPM International	174,811		11,609,199
Sensient Technologies	56,726		2,710,936
Silgan Holdings	104,203		3,595,003
Sonoco Products	134,798		6,583,534
Steel Dynamics	290,203		7,043,227
The Chemours Company	222,408	[b]	2,608,846
The Scotts Miracle-Gro Company	53,357		6,617,869
United States Steel	232,735	[b]	1,787,405
Valvoline	253,409		4,356,101
Worthington Industries	50,427		1,333,290
			117,749,248
Media & Entertainment - 1.8%
AMC Networks, Cl. A	60,358	[a,b]	1,439,538
Cable One	6,796		12,999,797
Cinemark Holdings	142,400		2,033,472
John Wiley & Sons, Cl. A	59,093		2,218,942
TEGNA	291,291	[b]	3,122,640
The New York Times Company, Cl. A	195,128	[b]	6,345,563
TripAdvisor	140,863	[a]	2,813,034
World Wrestling Entertainment, Cl. A	63,655	[b]	2,830,738
Yelp	85,141	[a]	1,902,901
			35,706,625
Pharmaceuticals Biotechnology & Life Sciences - 5.0%
Arrowhead Pharmaceuticals	135,831	[a,b]	4,676,661
Bio-Rad Laboratories, Cl. A	29,215	[a]	12,857,521
Bio-Techne	51,369		11,558,025
Catalent	209,267	[a]	14,470,813
Charles River Laboratories International	65,815	[a]	9,521,456
Exelixis	409,528	[a]	10,113,294
Ligand Pharmaceuticals	22,300	[a,b]	2,198,111
Nektar Therapeutics	238,632	[a,b]	4,581,734
PRA Health Sciences	85,212	[a]	8,222,958
Prestige Consumer Healthcare	67,350	[a]	2,740,472
Repligen	63,106	[a,b]	7,329,762
Syneos Health	84,441	[a,b]	4,710,963

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.0% (continued)
United Therapeutics	59,172	[a]	6,482,884
			99,464,654
Real Estate - 9.3%
American Campus Communities	185,365	[c]	6,541,531
Brixmor Property Group	400,917	[c]	4,590,500
Camden Property Trust	130,528	[c]	11,495,601
CoreCivic	160,703	[c]	2,108,423
CoreSite Realty	51,156	[c]	6,199,596
Corporate Office Properties Trust	150,655	[c]	3,980,305
Cousins Properties	197,910	[b,c]	5,970,945
CyrusOne	152,578	[c]	10,703,347
Diversified Healthcare Trust	319,769	[c]	994,482
Douglas Emmett	221,971	[c]	6,767,896
EastGroup Properties	52,121	[c]	5,524,826
EPR Properties	106,115	[c]	3,121,903
First Industrial Realty Trust	170,944	[c]	6,456,555
Healthcare Realty Trust	181,466	[b,c]	5,333,286
Highwoods Properties	139,822	[c]	5,426,492
JBG SMITH Properties	159,086	[b,c]	5,400,970
Jones Lang LaSalle	69,418		7,329,152
Kilroy Realty	131,402	[c]	8,181,089
Lamar Advertising, Cl. A	116,051	[c]	6,690,340
Life Storage	62,895	[c]	5,508,973
Mack-Cali Realty	122,970	[c]	1,990,884
Medical Properties Trust	697,536	[c]	11,955,767
National Retail Properties	231,188	[c]	7,545,976
Omega Healthcare Investors	294,400	[c]	8,581,760
Park Hotels & Resorts	321,135	[b,c]	3,053,994
Pebblebrook Hotel Trust	174,980	[b,c]	2,071,763
Potlatchdeltic	90,983	[c]	3,194,413
PS Business Parks	27,134	[c]	3,502,728
Rayonier	175,306	[c]	4,212,603
Sabra Health Care REIT	275,863	[c]	3,536,564
Service Properties Trust	222,350	[c]	1,540,886
Spirit Realty Capital	134,099	[c]	4,124,885
Taubman Centers	82,928	[c]	3,574,197
The GEO Group	164,863	[c]	2,090,463
The Macerich Company	148,756	[b,c]	1,111,207
Urban Edge Properties	154,070	[c]	1,771,805
Weingarten Realty Investors	162,190	[c]	2,950,236
			185,136,343

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Retailing - 3.6%
Aaron's	91,288		2,913,000
American Eagle Outfitters	212,454	[b]	1,689,009
AutoNation	78,980	[a,b]	2,941,215
Bed Bath & Beyond	172,849	[b]	1,069,935
Dick's Sporting Goods	85,183		2,503,528
Dillard's, Cl. A	14,140	[b]	416,847
Etsy	159,706	[a]	10,360,128
Five Below	75,125	[a,b]	6,773,270
Foot Locker	143,909		3,688,388
Grubhub	124,084	[a,b]	5,929,974
Murphy USA	39,206	[a]	4,187,201
Ollie's Bargain Outlet Holdings	74,158	[a,b]	5,036,070
Pool	53,971		11,423,502
RH	21,944	[a,b]	3,155,108
Sally Beauty Holdings	154,664	[a,b]	1,501,787
Urban Outfitters	95,596	[a,b]	1,657,635
Williams-Sonoma	105,313	[b]	6,512,556
			71,759,153
Semiconductors & Semiconductor Equipment - 4.4%
Cabot Microelectronics	39,189		4,802,220
Cirrus Logic	78,432	[a]	5,929,459
Cree	146,139	[a,b]	6,302,975
Enphase Energy	105,021	[a]	4,918,133
First Solar	102,899	[a,b]	4,528,585
MKS Instruments	73,431		7,359,989
Monolithic Power Systems	54,452		10,885,499
Semtech	89,084	[a]	4,030,160
Silicon Laboratories	58,849	[a]	5,721,300
SolarEdge Technologies	65,486	[a,b]	7,307,583
Synaptics	44,906	[a]	2,936,403
Teradyne	226,648		14,174,566
Universal Display	57,130		8,576,356
			87,473,228
Software & Services - 6.7%
ACI Worldwide	156,710	[a]	4,293,854
Blackbaud	66,118		3,653,681
CACI International, Cl. A	33,740	[a]	8,439,724
CDK Global	164,764		6,471,930
Ceridian HCM Holding	135,775	[a]	8,006,652
Commvault Systems	56,392	[a]	2,407,374
Fair Isaac	39,161	[a]	13,821,483
j2 Global	62,359	[a,b]	5,028,630
KBR	190,535		3,860,239

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 6.7% (continued)
Liveramp Holdings	91,646	[a]	3,469,718
LogMeIn	66,246		5,661,383
Manhattan Associates	86,680	[a]	6,149,079
MAXIMUS	86,826		5,845,126
Paylocity Holding	47,490	[a]	5,439,030
Perspecta	184,901		3,988,315
PTC	140,078	[a]	9,700,401
Sabre	372,802		2,710,271
Science Applications International	66,577		5,436,678
Teradata	151,247	[a]	3,719,164
Tyler Technologies	52,575	[a]	16,860,277
WEX	58,317	[a]	7,716,505
			132,679,514
Technology Hardware & Equipment - 5.3%
Arrow Electronics	109,683	[a]	6,901,254
Avnet	136,815		4,107,186
Belden	53,208		1,819,182
Ciena	208,474	[a]	9,641,922
Cognex	231,085		12,765,135
Coherent	32,723	[a]	4,184,290
II-VI	117,307	[a,b]	4,037,707
InterDigital	42,245		2,440,494
Jabil	187,176		5,323,285
Littelfuse	33,029		4,797,132
Lumentum Holdings	104,017	[a]	8,416,015
National Instruments	160,094		6,150,811
NCR	171,507	[a]	3,519,324
NETSCOUT Systems	89,009	[a]	2,356,958
SYNNEX	55,013		4,816,938
Tech Data	47,700	[a]	6,708,528
Trimble	335,843	[a]	11,630,243
Viasat	77,492	[a]	3,285,661
Vishay Intertechnology	179,042		2,970,307
			105,872,372
Telecommunication Services - .1%
Telephone & Data Systems	133,022		2,609,892
Transportation - 1.7%
Avis Budget Group	75,264	[a,b]	1,240,351
JetBlue Airways	388,091	[a]	3,780,006
Kirby	81,246	[a]	4,340,161
Knight-Swift Transportation Holdings	165,735	[b]	6,162,027
Landstar System	53,549		5,532,147
Ryder System	71,269		2,522,923

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Transportation - 1.7% (continued)
Werner Enterprises		59,320	[b]	2,379,918
XPO Logistics		124,357	[a,b]	8,299,586
				34,257,119
Utilities - 4.5%
ALLETE		70,028		4,030,812
Black Hills		83,386		5,164,929
Essential Utilities		291,852	[b]	12,196,495
Hawaiian Electric Industries		147,909	[b]	5,837,968
IDACORP		67,857		6,227,915
MDU Resources Group		271,981		6,108,693
National Fuel Gas		117,098		4,801,018
New Jersey Resources		129,469		4,373,463
NorthWestern		68,384		3,945,073
OGE Energy		269,711		8,501,291
ONE Gas		71,583		5,705,881
PNM Resources		108,015		4,373,527
Southwest Gas Holdings		73,662	[b]	5,583,580
Spire		69,161		5,045,987
UGI		281,617		8,499,201
				90,395,833
Total Common Stocks (cost $1,599,470,472)				1,975,694,109
		Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
0.14%, 2/25/21 (cost $2,212,424)		2,215,000	[d,e]	2,212,277
	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,863,136)	0.33	4,863,136	[f]	4,863,136

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $21,140,104)	0.33	21,140,104	[f]	21,140,104
Total Investments (cost $1,627,686,136)		100.7%		2,003,909,626
Liabilities, Less Cash and Receivables		(.7%)		(14,086,528)
Net Assets		100.0%		1,989,823,098

REIT—Real Estate Investment Trust
a Non-income producing security.
b Security, or portion thereof, on loan. At April 30, 2020, the value of the fund’s securities on loan was $211,259,895 and the value of the collateral was $225,768,232, consisting of cash collateral of $21,140,104 and U.S. Government & Agency securities valued at $204,628,128.
c Investment in real estate investment trust within the United States.
d Held by a counterparty for open exchange traded derivative contracts.
e Security is a discount security. Income is recognized through the accretion of discount.
f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	16.4
Industrials	15.6
Financials	15.2
Consumer Discretionary	13.0
Health Care	12.4
Real Estate	9.3
Materials	5.9
Utilities	4.5
Consumer Staples	3.6
Communication Services	1.9
Energy	1.5
Investment Companies	1.3
Government	.1
100.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 10/31/19 ($)	Purchases ($)	Sales ($)	Value 4/30/20 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund	11,652,384	331,683,416	(338,472,664)	4,863,136.2		121,476
Investment of Cash Collateral for Securities Loaned:
Dreyfus Institutional Preferred Government Plus Money Market Fund	40,453,746	67,883,078	(87,196,720)	21,140,104	1.1	-
Total	52,106,130	399,566,494	(425,669,384)	26,003,240	1.3	121,476

See notes to financial statements.

STATEMENT OF FUTURES

April 30, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's Midcap 400 E-mini	99	6/19/2020	15,788,463	16,248,870	460,407
Gross Unrealized Appreciation				460,407

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $211,259,895)—Note 1(c):
Unaffiliated issuers	1,601,682,896	1,977,906,386
Affiliated issuers	26,003,240	26,003,240
Cash		641,953
Receivable for investment securities sold		18,397,632
Receivable for shares of Common Stock subscribed		1,487,521
Dividends and securities lending income receivable		1,005,798
Prepaid expenses		45
		2,025,442,575
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		620,719
Liability for securities on loan—Note 1(c)		21,140,104
Payable for investment securities purchased		10,357,011
Payable for shares of Common Stock redeemed		2,801,571
Payable for futures variation margin—Note 4		654,995
Directors’ fees and expenses payable		44,488
Interest payable—Note 2		589
		35,619,477
Net Assets ($)		1,989,823,098
Composition of Net Assets ($):
Paid-in capital		1,506,071,131
Total distributable earnings (loss)		483,751,967
Net Assets ($)		1,989,823,098

Net Asset Value Per Share	Investor Shares	Class I
Net Assets ($)	1,421,849,762	567,973,336
Shares Outstanding	54,500,518	21,849,246
Net Asset Value Per Share ($)	26.09	26.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2020 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,396 foreign taxes withheld at source):
Unaffiliated issuers	23,133,632
Affiliated issuers	121,476
Income from securities lending—Note 1(c)	347,973
Interest	41,258
Total Income	23,644,339
Expenses:
Management fee—Note 3(a)	3,037,969
Shareholder servicing costs—Note 3(b)	2,159,952
Directors’ fees—Note 3(a,c)	141,300
Loan commitment fees—Note 2	24,470
Interest expense—Note 2	589
Total Expenses	5,364,280
Less—Directors’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 3(a)	(141,300)
Net Expenses	5,222,980
Investment Income—Net	18,421,359
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	126,459,461
Net realized gain (loss) on futures	(5,093,778)
Net Realized Gain (Loss)	121,365,683
Net change in unrealized appreciation (depreciation) on investments	(514,596,406)
Net change in unrealized appreciation (depreciation) on futures	251,505
Net Change in Unrealized Appreciation (Depreciation)	(514,344,901)
Net Realized and Unrealized Gain (Loss) on Investments	(392,979,218)
Net (Decrease) in Net Assets Resulting from Operations	(374,557,859)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations ($):
Investment income—net	18,421,359	37,051,583
Net realized gain (loss) on investments	121,365,683	247,223,893
Net change in unrealized appreciation (depreciation) on investments	(514,344,901)	(72,617,980)
Net Increase (Decrease) in Net Assets Resulting from Operations	(374,557,859)	211,657,496
Distributions ($):
Distributions to shareholders:
Investor Shares	(194,638,214)	(244,574,349)
Class I	(81,299,384)	(108,705,932)
Total Distributions	(275,937,598)	(353,280,281)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	98,865,260	256,644,043
Class I	113,029,057	177,856,734
Distributions reinvested:
Investor Shares	189,969,095	239,293,099
Class I	41,048,264	54,360,648
Cost of shares redeemed:
Investor Shares	(347,954,045)	(662,985,612)
Class I	(198,024,314)	(483,237,429)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(103,066,683)	(418,068,517)
Total Increase (Decrease) in Net Assets	(753,562,140)	(559,691,302)
Net Assets ($):
Beginning of Period	2,743,385,238	3,303,076,540
End of Period	1,989,823,098	2,743,385,238
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	3,559,779	7,777,767
Shares issued for distributions reinvested	5,842,156	8,423,823
Shares redeemed	(11,753,974)	(20,116,492)
Net Increase (Decrease) in Shares Outstanding	(2,352,039)	(3,914,902)
Class Ia
Shares sold	4,275,949	5,505,556
Shares issued for distributions reinvested	1,268,434	1,921,187
Shares redeemed	(7,260,129)	(14,807,228)
Net Increase (Decrease) in Shares Outstanding	(1,715,746)	(7,380,485)

[a]During the period ended April 30, 2020, 7,776 Class I shares representing $179,729 were exchanged for 7,744 Investor shares and during the period ended October 31, 2019, 27,964 Class I shares representing $957,373 were exchanged for 27,900 Investor shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2020		Year Ended October 31,
Investor Shares	(Unaudited)	2019	2018	2017	2016[a]	2015
Per Share Data ($):
Net asset value, beginning of period	34.13	36.02	39.03	35.17	37.70	39.13
Investment Operations:
Investment income—net[b]	.22	.40	.42	.32	.42	.39
Net realized and unrealized gain (loss) on investments	(4.73)	1.82	(.11)	7.30	1.45	.81
Total from Investment Operations	(4.51)	2.22	.31	7.62	1.87	1.20
Distributions:
Dividends from investment income—net	(.43)	(.44)	(.35)	(.38)	(.43)	(.40)
Dividends from net realized gain on investments	(3.10)	(3.67)	(2.97)	(3.38)	(3.97)	(2.23)
Total Distributions	(3.53)	(4.11)	(3.32)	(3.76)	(4.40)	(2.63)
Net asset value, end of period	26.09	34.13	36.02	39.03	35.17	37.70
Total Return (%)	(15.24)[c]	8.48	.52	22.89	5.79	2.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.51[d]	.51	.51	.51	.51	.51
Ratio of net expenses to average net assets	.50[d]	.50	.50	.50	.50	.50
Ratio of net investment income to average net assets	1.44[d]	1.19	1.09	.88	1.23	1.00
Portfolio Turnover Rate	6.30[c]	15.37	15.73	24.48	21.68	19.45
Net Assets, end of period ($ x 1,000)	1,421,850	1,940,533	2,189,027	2,711,092	3,191,813	3,303,416

a On August 31, 2016, the fund redesignated existing shares as Investor shares.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

Six Months Ended
April 30, 2020		Year Ended October 31,
Class I Shares	(Unaudited)	2019	2018	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	34.07	36.00	39.01	35.18	36.39
Investment Operations:
Investment income—net[b]	.26	.48	.50	.42	.02
Net realized and unrealized gain (loss) on investments	(4.71)	1.81	(.08)	7.28	(1.23)
Total from Investment Operations	(4.45)	2.29	.42	7.70	(1.21)
Distributions:
Dividends from investment income—net	(.52)	(.55)	(.46)	(.49)	-
Dividends from net realized gain on investments	(3.10)	(3.67)	(2.97)	(3.38)	-
Total Distributions	(3.62)	(4.22)	(3.43)	(3.87)	-
Net asset value, end of period	26.00	34.07	36.00	39.01	35.18
Total Return (%)	(15.16)[c]	8.76	.79	23.17	(3.33)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.26[d]	.26	.26	.26	.26[d]
Ratio of net expenses to average net assets	.25[d]	.25	.25	.25	.25[d]
Ratio of net investment income to average net assets	1.70[d]	1.46	1.31	1.10	.70[d]
Portfolio Turnover Rate	6.30[c]	15.37	15.73	24.48	21.68
Net Assets, end of period ($ x 1,000)	567,973	802,852	1,114,049	1,024,602	5,867

a From August 31, 2016 (commencement of initial offering) to October 31, 2016.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Midcap Index Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek to match the performance of the S&P’s MidCap 400® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently has authorized two classes of shares: Investor shares (200 million shares authorized) and Class I (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities— Common Stocks	1,975,694,109	-	-	1,975,694,109
Investment Companies	26,003,240	-	-	26,003,240
U.S. Treasury Securities	-	2,212,277	-	2,212,277
Other Financial Instruments:
Futures††	460,407	-	-	460,407

† See Statement of Investments for additional detailed categorizations, if any.
†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the fund understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invest. These foreign taxes, if any, are paid by the fund and are reflected in the Statements of Operations. Foreign taxes payable or deferred as of April 30, 2020, if any, are disclosed in the fund’s Statements of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2020, The Bank of New York Mellon earned $73,320 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2019 was as follows: ordinary income $57,653,854 and long-term capital gains $295,626,427. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $927 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $747 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $180 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to March 11, 2020, the Citibank Credit Facility was $1.030 billion with Tranche A available in an amount equal to $830 million and Tranche B available in an amount equal to $200 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2020 was approximately $70,880 with a related weighted average annualized interest rate of 1.67%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of the interested Directors (including counsel fees) and extraordinary expenses. In addition, the Adviser required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended April 30, 2020, fees reimbursed by the Adviser amounted to $141,300.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts, such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2020, the fund was charged $2,159,952 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $382,879 and Shareholder Services Plan fees of $271,640, which are offset against an expense reimbursement currently in effect in the amount of $33,800.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and futures, during the period ended April 30, 2020, amounted to $151,592,971 and $522,165,950, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2020 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2020:

Average Market Value ($)
Equity futures	20,772,279

At April 30, 2020, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $376,683,897, consisting of $677,803,346 gross unrealized appreciation and $301,119,449 gross unrealized depreciation.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2020, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 10-11, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of retail no-load S&P Midcap 400 Index funds (the “Performance Group”) and with a broader group of retail and institutional S&P Midcap 400 Index funds (the “Performance Universe”), all for various periods ended December 31, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of retail no-load S&P Midcap 400 Index funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was at or below the Performance Group and Performance Universe median for all periods. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. It was noted that there were only three other funds in the Performance Group. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board reviewed and considered the contractual management fee rate paid by the fund to the Adviser over the fund’s last fiscal year in light of the nature, extent and quality of the management services provided by the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Expense Group and Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

• At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

NOTES

For More Information

BNY Mellon Midcap Index Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols: Investor: PESPX Class I: DMIDX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0113SA0420

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Midcap Index Fund, Inc.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      June 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      June 25, 2020

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      June 25, 2020

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)